Short-Term Bank Loans (Tables)	6 Months Ended
Mar. 31, 2025
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loans

Short-term bank loans consisted of the following:

	March 31, 2025	September 30, 2024
Industrial and Commercial Bank of China (1)	$4,134,000	$4,278,000
China Merchants Bank (2)	1,378,000	1,426,000
Agricultural Bank of China (3)	2,740,842	2,837,740
Jiangsu Bank (4)	4,134,000	1,426,000
China Construction Bank (5)	2,030,707	-
Bank of Nanjing (6)	1,309,100	1,354,700
Total short-term bank loans	$15,726,649	$11,322,440
(1)	On July 31, 2024, August 12, 2024 and August 20, 2024, Changzhou Zhongjin entered into three loan agreements with Industrial and Commercial Bank of China to borrow $1,378,000 (RMB 10.0 million), $1,378,000 (RMB 10.0 million) and $1,378,000 (RMB 10.0 million) as working capital for one year, with a maturity date of July 28, 2025, August 5, 2025 and August 11, 2025, respectively. These loans have a fixed interest rate of 3% per annum. One of the loans was repaid in full upon maturity.

(2)	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $1,426,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 2.80% per annum and matures in one year. The Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with China Merchants Bank to provide personal credit guarantees for the loan. The loan was repaid in full upon maturity.

On December 31, 2024, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $1,378,000 (RMB 10.0 million) as working capital for one year, with a maturity date of December 29, 2025. The loan bears a floating rate of China’s Loan Prime Rate (“LPR”) minus 31 basis points, with every three months adjustments starting from the loan disbursement date. In addition, Changzhou Zhongjin pledged its patent rights as collateral to guarantee the Company’s loan from China Merchants Bank.

(3)	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with Agricultural Bank of China to borrow $2,837,740 (RMB 19.9 million) as working capital. The loan has a fixed interest rate of 2.95% per annum and matures in one year. The loan was repaid in full upon maturity.

On December 19, 2024 and December 24, 2024, Changzhou Zhongjin entered into two loan agreements with Agricultural Bank of China to borrow $1,364,220 (RMB 9.9 million) and $1,376,622 (RMB 9.99 million) as working capital for one year, with a maturity date of December 18, 2025 and December 23, 2025, respectively. The loans have a fixed interest rate of 2.95% per annum.

(4)	On July 30, 2024, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow $1,378,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 3% per annum and matures in one year. The loan was repaid in full upon maturity.

On March 24, 2025, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow $2,756,000 (RMB 20.0 million) as working capital, with a maturity date of October 28, 2025. The loan has a fixed interest rate of 2.8% per annum.

(5)	On November 25, 2024, November 29, 2024 and December 27, 2024, Taizhou Zhongjin entered into three loan agreements with China Construction Bank to borrow $661,440 (RMB 4.8 million), $716,560 (RMB 5.2 million) and $661,440 (RMB 4.8 million) as working capital for one year, with a maturity date of November 24, 2025, November 28, 2025 and December 26, 2025, respectively. The net outstanding balance of these loans was $2,030,707, net off the deferred financing cost of $36,293. The loans have a fixed interest rate of 2.6% per annum.

On December 3, 2024, Taizhou Zhongjin entered into another loan agreement with China Construction Bank to borrow $27,560 (RMB 0.2 million) as working capital for six months, with a maturity date of June 3, 2025. The loan has a fixed interest rate of 2.95% per annum. The loan was repaid in full upon maturity.

(6)	On August 28, 2024, Taizhou Zhongjin entered into a loan agreement with Bank of Nanjing to borrow $1,309,100 (RMB 9.5 million) as working capital for one year, with a maturity date of August 27, 2025. The loan has a fixed interest rate of 3.45% per annum. The loan is guaranteed by the Company’s major shareholder Mr. Erqi Wang. In addition, Taizhou Zhongjin pledged its patent rights as collateral to guarantee the Company’s loan from Bank of Nanjing.